Real Estate Acquired in Settlement of Loans	9 Months Ended
Sep. 30, 2016
Real Estate Acquired in Settlement of Loans
Real Estate Acquired in Settlement of Loans

Note 7 – Real Estate Acquired in Settlement of Loans

The Company acquires real estate through the foreclosure of its loans and the occasional purchase of real estate. The Company’s real estate properties are held in the Company’s consolidated Taxable REIT Subsidiaries (“TRS”), SAMC REO 2013-01, LLC, and ReadyCap Lending, LLC, other asset specific TRSs, as well as the Company’s securitization transactions. The following tables summarize the carrying amount of the Company’s real estate holdings as of the consolidated balance sheet dates:

					Other
					Taxable
September 30, 2016	SAMC REO	WVMT	SCML	ReadyCap	REIT
(In Thousands)	2013-01, LLC	2011-SBC1(a)	2015-SBC4(b)	Lending, LLC	Subsidiaries(c)	Total
Alabama	$—	$—	$—	$20	$—	$20
California	—	—	—	113	—	113
Connecticut	—	—	—	12	—	12
Florida	1,157	—	118	43	1,371	2,689
Georgia	146	—	—	—	—	146
Illinois	—	—	—	35	—	35
Indiana	—	—	—	66	—	66
Kansas	—	—	—	1	—	1
Michigan	—	—	—	2	—	2
Minnesota	—	—	—	127	—	127
Missouri	—	—	3,441	—	—	3,441
New Hampshire	—	—	—	111	—	111
New Jersey	124	174	—	—	—	298
New York	—	—	—	60	—	60
North Carolina	2,535	—	—	—	—	2,535
Rhode Island	16	—	—	—	—	16
Tennessee	159	—	—	—	—	159
Texas	125	—	—	53	—	178
Total	$4,262	$174	$3,559	$643	$1,371	$10,009
(a)	Waterfall Victoria Mortgage Trust 2011-SBC1 is a grantor trust securitization completed by the Company in 2011
(b)	Sutherland Commercial Mortgage Loans 2015-SBC4 is a grantor trust securitization completed by the Company in 2015
(c)	Other TRSs include 435 Clark Rd, LLC and SAMC 2016-01, LLC

						Other
						Taxable
December 31, 2015	SAMC REO	WVMT	WVMT	SCML	ReadyCap	REIT
(In Thousands)	2013‑01, LLC	2011‑SBC1(a)	2011-SBC3(b)	2015-SBC4(c)	Lending, LLC	Subsidiaries (d)	Total
California	$86	$—	$—	$—	$—	$—	$86
Connecticut	—	—	—	326	—	—	326
Florida	3,467	—	—	—	75	750	4,292
Georgia	321	—	—	—	—	—	321
Illinois	—	—	—	—	17	—	17
Indiana	6	—	—	—	45	—	51
Kansas	—	—	—	—	24	—	24
Kentucky	—	—	—	—	11	—	11
Michigan	—	—	—	—	1	—	1
Missouri	—	—	—	3,693	7	—	3,700
New Hampshire	—	—	—	—	9	—	9
New Jersey	—	—	924	—	—	—	924
New York	—	—	144	—	—	—	144
North Carolina	2,946	—	—	—	1	—	2,947
Rhode Island	—	125	45	—	—	—	170
Tennessee	269	—	—	—	—	—	269
Texas	125	—	—	—	5	—	130
Virginia	—	—	—	—	59	—	59
Total	$7,220	$125	$1,113	$4,019	$254	$750	$13,481
(a)	Waterfall Victoria Mortgage Trust 2011-SBC1 is a grantor trust securitization completed by the Company in 2011
(b)	Waterfall Victoria Mortgage Trust 2011-SBC3 is a grantor trust securitization completed by the Company in 2011
(c)	Sutherland Commercial Mortgage Loans 2015-SBC4 is a grantor trust securitization completed by the Company in 2015
(d)	Other TRSs include 435 Clark Rd,LLC